Consolidated Statements of Operations		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 HKD ($) $ / shares shares
Income Statement [Abstract]
REVENUE		$ 1,481,248	$ 11,529,000		$ 12,784,230		$ 13,792,030
OPERATING EXPENSES:
Selling, general and administrative expenses		(3,025,224)	(23,546,235)		(23,009,770)		(16,604,828)
Total operating expenses		(3,025,224)	(23,546,235)		(23,009,770)		(16,604,828)
LOSS FROM OPERATIONS		(1,543,976)	(12,017,235)		(10,225,540)		(2,812,798)
OTHER INCOME (EXPENSE)
Interest income		503,052	3,915,403		4,450,922		4,258,450
Other income							172,832
Gain on sale of investment				$ 142,099	1,105,998
Other expenses		(26,573)	(206,828)		(61,232)		(139,296)
Loss due to mark-to-market for a derivative asset						$ (252,207)	(1,963,000)
Total other income, net		476,479	3,708,575		5,495,688		2,328,986
LOSS BEFORE INCOME TAXES		(1,067,497)	(8,308,660)		(4,729,852)		(483,812)
INCOME TAX EXPENSES
NET LOSS		$ (1,067,497)	$ (8,308,660)		$ (4,729,852)		$ (483,812)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic*	[1]	5,064,050	5,064,050	5,064,050	5,064,050	5,064,050	5,064,050
Diluted*	[1]	5,064,050	5,064,050	5,064,050	5,064,050	5,064,050	5,064,050
LOSS PER SHARE
Basic* | (per share)	[1]	$ (0.21)	$ (1.64)		$ (0.93)		$ (0.10)
Diluted* | (per share)	[1]	$ (0.21)	$ (1.64)		$ (0.93)		$ (0.10)

[1]	Giving retroactive effect to the share split at a ratio of 4:1 effected on February 6, 2025.